Redeemable Noncontrolling Interests	6 Months Ended
Sep. 30, 2023
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
12.	Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests for the six months ended September 30, 2022 and 2023 are as follows:

	Millions of yen
	Six months ended September 30, 2022	Six months ended September 30, 2023
Beginning balance	¥0	¥945
Transaction with noncontrolling interests	865	834
Comprehensive income
Net income	12	38
Other comprehensive income (losses)
Net unrealized gains (losses) on investment in debt securities	0	(1)
Net change of foreign currency translation adjustments	88	163
Total other comprehensive income	88	162
Comprehensive income	100	200
Dividends	0	(136)

Ending balance	¥965	¥1,843